Earnings per common share (Parenthetical) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per Common Share [Abstract]
Earnings adjusted for coupons paid for Additional Tier 1 Notes, before tax	€ 748	€ 728	€ 796	€ 728